Financial assets and liabilities at fair value (Tables)	12 Months Ended
Dec. 31, 2024
Sub-classifications of financial information
Financial assets and liabilities at fair value

	December 31, 2024
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	5,219	5,219	—
Treasuries/governments bonds	4,150	4,150	—
Other interest-bearing securities except loans	52,843	52,843	—
Loans in the form of interest-bearing securities	48,726	49,951	1,225
Loans to credit institutions	13,529	13,863	334
Loans to the public	224,354	223,945	-409
Derivatives	10,643	10,643	—
Shares	20	20	—
Total financial assets	359,484	360,634	1,150

Borrowing from credit institutions	8,607	8,607	—
Debt securities issued	316,388	316,375	-13
Derivatives	5,227	5,227	—
Total financial liabilities	330,222	330,209	-13

	December 31, 2023
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	3,482	3,482	—
Treasuries/governments bonds	11,525	11,525	—
Other interest-bearing securities except loans	41,561	41,561	—
Loans in the form of interest-bearing securities	51,227	52,519	1,292
Loans to credit institutions	19,009	19,260	251
Loans to the public	224,165	223,759	-406
Derivatives	6,432	6,432	—
Shares	—	—	—
Total financial assets	357,401	358,538	1,137

Borrowing from credit institutions	3,628	3,628	—
Debt securities issued	314,108	313,931	-177
Derivatives	12,637	12,637	—
Total financial liabilities	330,373	330,196	-177

Schedule of fair value measurement of assets

Financial assets reported at amortized cost in fair value hierarchy

	December 31, 2024
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	5,219	—	—	5,219	5,219
Loans in the form of interest-bearing securities	648	49,303	—	49,951	48,726
Loans to credit institutions	—	13,863	—	13,863	13,529
Loans to the public	—	223,945	—	223,945	224,354
Total financial assets in fair value hierarchy	5,867	287,111	—	292,978	291,828

	December 31, 2023
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	3,482	—	—	3,482	3,482
Loans in the form of interest-bearing securities	1,146	51,373	—	52,519	51,227
Loans to credit institutions	—	19,260	—	19,260	19,009
Loans to the public	—	223,759	—	223,759	224,165
Total financial assets in fair value hierarchy	4,628	294,392	—	299,020	297,883

Financial assets reported at fair value in fair value hierarchy

	December 31, 2024
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	—	4,150	—	4,150
Other interest-bearing securities except loans	22,628	30,215	—	52,843
Derivatives	—	10,604	39	10,643
Shares	20	—	—	20
Total financial assets in fair value hierarchy	22,648	44,969	39	67,656

	December 31, 2023
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	1,030	10,495	—	11,525
Other interest-bearing securities except loans	17,161	24,400	—	41,561
Derivatives	—	6,377	55	6,432
Shares	—	—	—	—
Total financial assets in fair value hierarchy	18,191	41,272	55	59,518

Schedule of fair value measurement of liabilities

Financial liabilities reported at amortized cost in fair value hierarchy

	December 31, 2024
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	8,607	—	8,607	8,607
Debt securities issued	—	298,467	—	298,467	298,480
Total financial liabilities in fair value hierarchy	—	307,074	—	307,074	307,087

	December 31, 2023
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	3,628	—	3,628	3,628
Debt securities issued	—	293,433	—	293,433	293,609
Total financial liabilities in fair value hierarchy	—	297,061	—	297,061	297,237

Financial liabilities reported at fair value in fair value hierarchy

	December 31, 2024
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	14,456	3,452	17,908
Derivatives	—	3,737	1,490	5,227
Total financial liabilities in fair value hierarchy	—	18,193	4,942	23,135

	December 31, 2023
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	12,228	8,271	20,499
Derivatives	—	10,303	2,334	12,637
Total financial liabilities in fair value hierarchy	—	22,531	10,605	33,136

Schedule of financial assets and liabilities at fair value

Financial assets and liabilities at fair value in Level 3

	December 31, 2024
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Currency
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange- rate	Dec 31,
Skr mn	2024	Purchases	& sales	Level 3	from Level 3	loss[1]	comprehensive income	effects	2024
Debt securities issued	-8,271	—	4,870	—	—	-81	3	27	-3,452
Derivatives, net	-2,279	—	1,176	—	—	92	—	-440	-1,451
Net assets and liabilities	-10,550	—	6,046	—	—	11	3	-413	-4,903

	December 31, 2023
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Currency
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange- rate	Dec 31,
Skr mn	2023	Purchases	& sales	Level 3	from Level 3	loss[1]	comprehensive income	effects	2023
Debt securities issued	-26,536	-180	10,202	-1,912	11,291	-1,927	-207	998	-8,271
Derivatives, net	-4,516	—	1,416	—	-27	1,419	—	-571	-2,279
Net assets and liabilities	-31,052	-180	11,618	-1,912	11,264	-508	-207	427	-10,550
1	Gains and losses through profit or loss, including the impact of exchange rates, are reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange rates, held as of December 31, 2024, amounted to a Skr 1 million gain (year-end 2023: Skr -27 million loss) and are reported as net results of financial transactions.

Schedule of fair value related to credit risk

	Fair value originating from credit risk		The period’s change in fair value origination
	(- liabilities increase/ + liabilities decrease)		from credit risk (+ income/ - loss)
Skr mn	December 31, 2024	December 31, 2023	2024	2023
CVA/DVA, net[1]	-17	-39	22	11
OCA[2]	265	-55	320	-23
1	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflect how the counterparties’ credit risk as well as SEK’s own credit rating affect the fair value of derivatives.
2	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affect the fair value of financial liabilities measured at fair value through profit and loss.

Level 3
Sub-classifications of financial information
Schedule of sensitivity analysis - level 3

Assets and liabilities	December 31, 2024
		Unobservable	Range of estimates for
Skr mn	Fair value	input	unobservable input	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-70	Correlation	0.12 - (0.12)	Option Model	0	0
Interest rate	0	Correlation	0.12 - (0.12)	Option Model	0	0
FX	-1,263	Correlation	0.12 - (0.12)	Option Model	-18	18
Other	-118	Correlation	0.12 - (0.12)	Option Model	0	0
Sum derivatives, net	-1,451				-18	18
Equity	-55	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
Interest rate	0	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
FX	-3,272	Correlation	0.12 - (0.12)	Option Model	18	-18
		Credit spreads	10BP - (10BP)	Discounted cash flow	16	-16
Other	-125	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
Sum debt securities issued	-3,452				34	-34
Total effect on total comprehensive income					16	-16

	December 31, 2023
Assets and liabilities		Unobservable	Range of estimates for
Skr mn	Fair value	input	unobservable input	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-997	Correlation	0.12 - (0.12)	Option Model	0	0
Interest rate	0	Correlation	0.12 - (0.12)	Option Model	0	0
FX	-1,156	Correlation	0.12 - (0.12)	Option Model	-22	22
Other	-126	Correlation	0.12 - (0.12)	Option Model	0	0
Sum derivatives, net	-2,279				-22	22
Equity	-3,594	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Interest rate	0	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
FX	-4,529	Correlation	0.12 - (0.12)	Option Model	23	-23
		Credit spreads	10BP - (10BP)	Discounted cash flow	22	-22
Other	-148	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Sum debt securities issued	-8,271				47	-47
Total effect on total comprehensive income					25	-25

The sensitivity analysis shows the effect that a shift in correlations or SEK’s own credit spread has on Level 3 instruments. The table presents maximum positive and negative change in fair value when correlations or SEK’s own credit spread is shifted by +/– 0.12 and +/- 10 basis points, respectively. When determining the total maximum/minimum effect on total comprehensive income the most adverse/favorable shift is chosen, considering the net exposure arising from the issued securities and the derivatives, for each correlation.